INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of components of net deferred income tax asset

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carry forwards	$5,517,038	$3,359,183
Share-based compensation	3,255,964	2,262,381
Research and development credit carryforwards	331,671	141,671
Capitalized research and development	2,807,846	1,347,028
Other	10,945	—
Gross deferred tax assets	11,923,464	7,110,263
Less valuation allowance	(11,923,464)	(7,110,263)
Net deferred tax asset	$—	$—

Summary of reconciliation of income tax expense (benefit)

	December 31, 2023	December 31, 2022
Federal income tax expense at statutory rate	21.0%	21.0%
State income tax, net of federal benefit	10.4	14.4
Permanent differences	1.6	(0.5)
Research and development tax credit	—	0.3
Change in valuation allowance	(33.0)	(35.2)
Effective income tax rate	—%	—%